Income Taxes - Summary of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 25,336	$ 23,160
Stock-based compensation	932	4,654
Accrued payroll and benefits	47	342
Research and development credits	16	16
Fixed asset basis difference	106	87
Inventory reserve	3	102
Charitable contributions	3	3
Income from partnerships	217	231
Lease liability	42	261
Other accounts receivable reserve	101	147
Amortized intangibles	725	755
Goodwill	344	358
Section 174 Capitalization	566	583
Total deferred tax assets	28,438	30,699
Deferred tax liabilities:
Right of use asset	(68)	(205)
Total deferred tax liabilities	(68)	(205)
Less valuation allowance	(28,370)	(30,494)
Net deferred tax assets	$ 0	$ 0